33. Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments and risk management [absract]
Schedule of classification of financial instruments at fair value

The accounting classifications of the Company’s financial instruments on December 31, 2020 and 2019 are as follows:

	Measured at fair value through profit or loss		Amortized cost
	2020	2019	2020	2019
Assets
Cash and bank deposits	428,812	-	-	418,447
Cash equivalents	234,018	5,505	-	1,221,473
Short-term investments	629,335	953,762	-	-
Restricted cash	544,607	444,306	-	-
Trade receivables	-	-	739,699	1,229,530
Derivative assets	128,809	147,469	-	-
Deposits (a)	-	-	1,390,890	1,126,609
Other credits and amounts	-	-	179,160	140,006

Liabilities
Loans and financing (b)	346,030	626,557	9,630,936	7,783,284
Leases	-	-	7,584,192	6,052,780
Suppliers	-	-	1,645,194	1,296,417
Suppliers - forfeiting	-	-	-	554,467
Derivatives liabilities	5,297	20,350	-	-
Other liabilities	-	-	618,754	164,709
(a)	Excludes court deposits, as described in Note 13.
(b)	The amounts on December 31, 2020 and 2019, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.

Schedule of derivative financial instruments

The Company's derivative financial instruments were recognized as follows in the balance sheet:

	Derivatives					Non-derivative
	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2019	(20,350)	-	3,500	143,969	(626,557)	-	(499,438)
Gains (losses) recognized in income (expenses)	-	-	18,210	(74,728)	374,994	-	318,476
Gains (losses) recognized as exchange rate change	-	-	-	18,422	(94,467)	-	(76,045)
Gains (losses) recognized in equity valuation adjustments	(744,973)	-	-	-	-	-	(744,973)
Settlements (payments received) during the year	799,489	-	(20,027)	-	-	-	779,462
Rights (obligations) with derivatives on December 31, 2020	34,166	-	1,683	87,663	(346,030)	-	(222,518)
Derivative assets	39,463	-	1,683	87,663	-	-	128,809
Loans and financing	-	-	-	-	(346,030)	-	(346,030)
Derivatives liabilities	(5,297)	-	-	-	-	-	(5,297)
Changes in the adjustment of equity valuation
Balance on December 31, 2019	(53,243)	(311,364)	-	-	-	(165,436)	(530,043)
Fair value adjustments during the year	(744,973)	-	-	-	-	-	(744,973)
Adjustments of hedge accounting of revenue	-	-	-	-	-	(993,532)	(993,532)
Net reversal to income (expenses)	318,140	8,158	-	-	-	25,543	351,841
Derecognition of hedge object	315,286		-	-	-	290,345	605,631
Balances on December 31, 2020	(164,789)	(303,207)	-	-	-	(843,080)	(1,311,076)

Effects on income (expenses)	(633,426)	(8,158)	18,210	(56,306)	280,527	677,644	278,491
Hedge nature	Classification	2020
USD revenue	Net revenue	(16,086)
USD revenue	Exchange rate change	693,730
Fuel	Aircraft fuel	(249,328)
Fuel	Financial income (expenses)	(384,098)
Interest rate - lease	Financial income (expenses)	(8,158)
Conversion right - ESN	Financial income (expenses)	374,994
Conversion right - ESN	Exchange rate change	(94,467)
Capped call – ESN	Financial income (expenses)	(74,728)
Capped call – ESN	Exchange rate change	18,422
Foreign currency rate	Exchange rate change	18,210
Total effects on income (expenses)		278,491

Schedule of reclassification to profit or loss

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2021	2022	2023	2024	2025 onwards
Fuel	154,973	9,816	-	-	-
Interest Rate	15,878	21,707	26,575	26,412	212,635
Revenue Hedge	118,571	248,225	301,922	174,362	-
Total	289,422	279,748	328,497	200,774	212,635

Schedule of fuel risk

The table below shows the sensitivity analysis considering the fluctuation of prices of air fuel priced in U.S. dollars, based on the barrel price on December 31, 2020 at US$48.52:

	Fuel
	Barrel price (in USD)	Impact (in thousands of Reais)
Decline in prices/barrel (-25%)	35.81	(95,280)
Decline in prices/barrel (-10%)	43.67	(27,835)
Increase in prices/barrel (+10%)	53.49	110,033
Increase in prices/barrel (+25%)	59.68	283,818

Schedule of fluctuations in interest rates

The amounts show the impacts on Income (Expenses) according to the scenarios adopted below:

	Short-term investments net of Loans and financing (a)
Risk	CDI rate drop	Libor rate increase
Reference rates	1.90%	0.08%
Exposure amount (probable scenario) (b)	(565,397)	3,201,557
Remote favorable scenario (-25%)	1,179	(622)
Possible favorable scenario (-10%)	426	(249)
Possible adverse scenario (+10%)	(426)	249
Remote adverse scenario (+25%)	(1,179)	622
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
(b)	Book balances recorded as of December 31, 2020.

Schedule of foreign currency exposure

The Company’s foreign currency exposure is summarized below:

	2020	2019
Assets
Cash, short-term investments and restricted cash	491,258	1,035,802
Trade receivables	120,167	202,363
Recoverable taxes	-	5,312
Deposits	1,390,890	1,126,609
Derivative assets	128,809	147,469
Total Assets	2,131,124	2,517,555

Liabilities
Loans and financing	(9,132,988)	(7,831,116)
Leases	(7,536,677)	(6,007,973)
Suppliers	(481,001)	(462,636)
Provisions	(1,030,915)	-
Derivatives liabilities	(5,297)	(20,350)
Total Liabilities	(18,186,878)	(14,322,075)

Exchange rate exposure liabilities	(16,055,754)	(11,804,517)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(23,269,198)	(29,600,647)
Total	(23,269,198)	(29,600,647)

Total exchange rate exposure R$	(39,324,952)	(35,356,555)
Total exchange rate exposure - US$	(7,567,293)	(8,771,815)
Exchange rate (R$/US$)	5.1967	4.0307

Schedule of foreign currency risk

As of December 31, 2020, the Company adopted the closing exchange rate of R$5.1967/US$1.00 as a likely scenario. The table below shows the sensitivity analysis and the effect on income (expenses) of exchange rate fluctuations in the exposure amount of the period as of December 31, 2020:

	Exchange rate	Effect on income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	5.1967	16,055,553
Dollar depreciation (-25%)	3.8975	4,013,939
Dollar depreciation (-10%)	4.6770	1,605,575
Dollar appreciation (+10%)	5.7164	(1,605,575)
Dollar appreciation (+25%)	6.4959	(4,013,939)

Schedule of financial liability

The schedules of financial liabilities held by the Company's financial liabilities on December 31, 2020 and 2019 are as follows:

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	2,120,462	232,817	6,804,167	819,520	9,976,966
Leases	647,850	669,158	4,763,614	1,503,570	7,584,192
Suppliers	1,612,536	-	32,658	-	1,645,194
Derivatives liabilities	5,297	-	-	-	5,297
Other liabilities	287,275	-	331,479	-	618,754
On December 31, 2020	4,673,420	901,975	11,931,918	2,323,090	19,830,403

Loans and financing	1,112,414	1,724,940	7,519,263	1,890,448	12,247,065
Leases	1,257,430	1,018,266	5,862,268	967,404	9,105,368
Suppliers	1,286,264	-	10,142	-	1,296,406
Suppliers - Forfeiting	554,467	-	-	-	554,467
Derivatives liabilities	9,080	-	11,270	-	20,350
On December 31, 2019	4,219,655	2,743,206	13,402,943	2,857,852	23,223,656

Schedule of classifications of the valuation method
33.6.	Measurement of the fair value of financial instruments

		2020		2019
	Fair Value Level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	59,936	59,936	5,505	5,505
Cash and cash equivalents	Level 2	170,359	170,359	-	-
Short-term investments	Level 1	22,465	22,465	953,762	953,762
Short-term investments	Level 2	606,870	606,870	-	-
Restricted cash	Level 2	544,607	544,607	444,306	444,306
Derivative assets	Level 2	128,809	128,809	147,469	147,469
Loans and financing	Level 1	(346,030)	(346,030)	(626,557)	(626,557)
Derivatives liabilities	Level 2	(5,297)	(5,297)	(20,350)	(20,350)

Schedule of capital management

The Company monitors its financial leverage ratio, which corresponds to net indebtedness, including short and long-term loans and financing and leases. The following table shows the financial leverage:

	2020	2019

Total loans and financing	(9,976,966)	(8,409,841)
Total leases	(7,584,192)	(6,052,780)
(-) Cash and cash equivalents	654,444	1,645,425
(-) Short-term investments	629,335	953,762
(-) Restricted cash	544,607	444,306
Net indebtedness	(15,732,772)	(11,419,128)